Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

		Additions
	Beginning Balance	Charged (Credited) To Costs and Expenses	Other	Deductions		Ending Balance
	(Millions)
2013
Allowance for doubtful accounts — accounts and notes receivable (1)	$—	$—	$—	$—		$—
Deferred tax asset valuation allowance (1)	144	37	—	—		181
2012
Allowance for doubtful accounts — accounts and notes receivable (1)	1	—	—	1	(3)	—
Deferred tax asset valuation allowance (1)	145	(1)	—	—		144
2011
Allowance for doubtful accounts — accounts and notes receivable (2)	15	1	—	15	(4)	1
Deferred tax asset valuation allowance (5)	249	(33)	—	71	(4)	145
_______________________
(1)    Deducted from related assets.

(2)    Deducted from related assets, primarily included in assets of discontinued operations.

(3)    Represents balances written off, reclassifications, and recoveries.

(4)    Includes balance deductions due to the spin-off of our exploration and production business on December 31,
2011.

(5)    Deducted primarily from related assets, with a portion included in assets of discontinued operations.